Greater India Portfolio
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 102.8%
Security	Shares	Value
India — 102.1%
Automobile Components — 2.4%
Sona BLW Precision Forgings, Ltd.(1)	279,171	$ 1,962,788
Sundram Fasteners, Ltd.	102,191	1,543,592
Tube Investments of India, Ltd.	47,324	1,696,423
		$ 5,202,803
Automobiles — 8.0%
Mahindra & Mahindra, Ltd.	371,219	$ 6,938,772
Maruti Suzuki India, Ltd.	36,006	4,580,400
Tata Motors, Ltd.	721,251	5,462,398
		$ 16,981,570
Banks — 21.5%
AU Small Finance Bank, Ltd.(1)	204,823	$ 1,756,283
Axis Bank, Ltd.	926,113	11,529,682
Bank of Baroda	794,910	2,041,577
Federal Bank, Ltd.	1,671,518	2,954,498
HDFC Bank, Ltd.	297,986	5,463,422
ICICI Bank, Ltd.	1,768,164	20,280,909
IDFC First Bank, Ltd.(2)	1,654,625	1,895,019
		$ 45,921,390
Beverages — 1.9%
United Spirits, Ltd.(2)	330,749	$ 3,993,515
		$ 3,993,515
Building Products — 0.8%
Kajaria Ceramics, Ltd.	102,647	$ 1,635,625
		$ 1,635,625
Capital Markets — 0.5%
360 ONE WAM, Ltd.	174,017	$ 1,052,677
		$ 1,052,677
Chemicals — 0.6%
Navin Fluorine International, Ltd.	29,535	$ 1,336,821
		$ 1,336,821
Construction Materials — 1.1%
Shree Cement, Ltd.	7,490	$ 2,290,673
		$ 2,290,673
Security	Shares	Value
Consumer Finance — 4.8%
Bajaj Finance, Ltd.	92,837	$ 8,707,080
Five-Star Business Finance, Ltd.(2)	192,584	1,616,900
		$ 10,323,980
Consumer Staples Distribution & Retail — 0.5%
Medplus Health Services, Ltd.(2)	116,892	$ 1,082,247
		$ 1,082,247
Electrical Equipment — 1.1%
Suzlon Energy, Ltd.(2)	7,856,797	$ 2,427,806
		$ 2,427,806
Electronic Equipment, Instruments & Components — 0.7%
Honeywell Automation India, Ltd.	3,247	$ 1,553,054
		$ 1,553,054
Financial Services — 2.0%
IIFL Finance, Ltd.	227,373	$ 1,629,857
Jio Financial Services, Ltd.(2)	967,189	2,690,478
		$ 4,320,335
Food Products — 2.3%
Tata Consumer Products, Ltd.	475,310	$ 5,013,161
		$ 5,013,161
Health Care Providers & Services — 2.1%
Apollo Hospitals Enterprise, Ltd.	72,128	$ 4,460,039
		$ 4,460,039
Hotels, Restaurants & Leisure — 2.7%
Devyani International, Ltd.(2)	574,894	$ 1,476,663
Zomato, Ltd.(2)	3,451,867	4,204,374
		$ 5,681,037
Household Durables — 1.9%
Crompton Greaves Consumer Electricals, Ltd.	445,132	$ 1,655,903
Dixon Technologies India, Ltd.	36,871	2,331,406
		$ 3,987,309
Independent Power and Renewable Electricity Producers — 2.6%
NHPC, Ltd.	1,849,416	$ 1,180,260
NTPC, Ltd.	1,508,675	4,461,215
		$ 5,641,475

Greater India Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 0.6%
Siemens, Ltd.	28,480	$ 1,254,691
		$ 1,254,691
Insurance — 2.9%
PB Fintech, Ltd.(2)	122,738	$ 1,127,153
SBI Life Insurance Co., Ltd.(1)	315,412	4,965,024
		$ 6,092,177
Interactive Media & Services — 1.0%
Info Edge India, Ltd.	40,929	$ 2,051,294
		$ 2,051,294
IT Services — 11.0%
Coforge, Ltd.	55,491	$ 3,394,225
Infosys, Ltd.	853,544	14,609,153
Persistent Systems, Ltd.	42,014	2,916,198
Zensar Technologies, Ltd.	423,153	2,636,209
		$ 23,555,785
Machinery — 1.0%
Grindwell Norton, Ltd.	86,000	$ 2,132,047
		$ 2,132,047
Metals & Mining — 3.3%
APL Apollo Tubes, Ltd.	127,312	$ 2,497,212
Hindalco Industries, Ltd.	777,097	4,590,141
		$ 7,087,353
Oil, Gas & Consumable Fuels — 5.5%
Reliance Industries, Ltd.	421,049	$ 11,839,577
		$ 11,839,577
Personal Care Products — 4.5%
Colgate-Palmolive (India), Ltd.	97,488	$ 2,345,650
Emami, Ltd.	330,408	2,126,322
Godrej Consumer Products, Ltd.(2)	433,055	5,157,995
		$ 9,629,967
Pharmaceuticals — 5.6%
Gland Pharma, Ltd.(1)(2)	29,756	$ 595,923
Mankind Pharma, Ltd.(2)	55,510	1,193,660
Pfizer, Ltd.	22,390	1,037,471
Sun Pharmaceutical Industries, Ltd.	530,131	7,385,407
Torrent Pharmaceuticals, Ltd.	72,901	1,689,713
		$ 11,902,174
Security	Shares	Value
Real Estate Management & Development — 2.5%
Godrej Properties, Ltd.(2)	147,615	$ 2,756,201
Oberoi Realty, Ltd.	185,125	2,554,071
		$ 5,310,272
Specialty Retail — 2.8%
FSN E-Commerce Ventures, Ltd.(2)	742,027	$ 1,363,640
Metro Brands, Ltd.	74,622	1,018,465
Trent, Ltd.	139,596	3,493,334
		$ 5,875,439
Wireless Telecommunication Services — 3.9%
Bharti Airtel, Ltd.	747,624	$ 8,331,175
		$ 8,331,175
Total India (identified cost $155,291,147)		$217,967,468
United States — 0.7%
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	22,270	$ 1,508,570
Total United States (identified cost $1,567,790)		$ 1,508,570
Total Common Stocks (identified cost $156,858,937)		$219,476,038

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	2,500,359	$ 2,500,359
Total Short-Term Investments (identified cost $2,500,359)		$ 2,500,359
Total Investments — 104.0% (identified cost $159,359,296)		$221,976,397
Other Assets, Less Liabilities — (4.0)%		$ (8,514,939)
Net Assets — 100.0%		$213,461,458

Greater India Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $9,280,018 or 4.3% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
NSE IFSC Nifty50 Index	29	Long	10/26/23	$1,143,209	$(5,020)
					$(5,020)
At September 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2023, the Portfolio entered into equity index futures contracts to manage cash flows.
Affiliated Investments
At September 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,500,359, which represents 1.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$391,183	$61,081,626	$(58,972,450)	$ —	$ —	$2,500,359	$217,069	2,500,359
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Greater India Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

At September 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 10,382,469	$ —	$ 10,382,469
Consumer Discretionary	—	37,728,158	—	37,728,158
Consumer Staples	—	19,718,890	—	19,718,890
Energy	—	11,839,577	—	11,839,577
Financials	2,690,478	65,020,081	—	67,710,559
Health Care	—	16,362,213	—	16,362,213
Industrials	—	7,450,169	—	7,450,169
Information Technology	1,508,570	25,108,839	—	26,617,409
Materials	—	10,714,847	—	10,714,847
Real Estate	—	5,310,272	—	5,310,272
Utilities	—	5,641,475	—	5,641,475
Total Common Stocks	$4,199,048	$215,276,990*	$ —	$219,476,038
Short-Term Investments	$2,500,359	$ —	$ —	$ 2,500,359
Total Investments	$6,699,407	$215,276,990	$ —	$221,976,397
Liability Description
Futures Contracts	$ (5,020)	$ —	$ —	$ (5,020)
Total	$ (5,020)	$ —	$ —	$ (5,020)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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